Cover page Entity listings (Details)	Dec. 11, 2019
Series E Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series E, without par value per share
Trading Symbol	STT.PRE.CL
Security Exchange Name	NYSE
Series G Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share
Trading Symbol	STT.PRG
Security Exchange Name	NYSE
Series D Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, without par value per share
Trading Symbol	STT.PRD
Security Exchange Name	NYSE
Series C Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series C, without par value per share
Trading Symbol	STT.PRC
Security Exchange Name	NYSE
Common Stock [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE